Commitments and contingencies: (Details 1) $ in Thousands	Dec. 31, 2018 MXN ($)
Contractual capital commitments	$ 12,966,408	[1]
Two Thousand Ninteen [Member]
Contractual capital commitments	2,173,764
Two Thousand Twenty [Member]
Contractual capital commitments	5,108,847
Two Thousand twenty One [Member]
Contractual capital commitments	3,017,146
Two Thousand twenty two [Member]
Contractual capital commitments	1,816,852
Two Thousand twenty three [Member]
Contractual capital commitments	$ 849,799

[1]	Figures in thousand pesos adjusted at December 31, 2018 based on the Construction Price Index (IPCO) in the terms of the PMD.